S000048334 [Member] Expense Example - Bridge Builder Large Cap Growth Fund - Bridge Builder Large Cap Growth Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	226
Expense Example, with Redemption, 10 Years	$ 542